Contingent Consideration	12 Months Ended
Dec. 31, 2024
Contingent Consideration [Abstract]
Contingent Consideration

Note 28 – Contingent Consideration

	December 31, 2024	December 31, 2023
	EUR	EUR
Fair value of contingent consideration	120,000	181,000
	120,000	181,000

During the year ended December 31, 2024, the fair value of contingent consideration was reassessed based on a refinement of prior assumptions and updated contractual interpretation. The amount recorded as of December 31, 2023 EUR181,000 included general net income projections which, upon further review, were determined not to be aligned with the specific terms of the share purchase agreement. Accordingly, this resulted in a correction of a prior period estimate, and the opening balance was adjusted to reflect only those performance metrics explicitly referenced in the agreement -namely, UEFA prize money and player transfer fees.

Further, the fair value of contingent consideration was remeasured to EUR120,000 of December 31, 2024.

Note 29 – Commitments and Contingencies

As of December 31, 2024, the Company is not aware of any material commitments or contingent liabilities that require disclosure under IAS 37.